December 18, 2001


                           DREYFUS PREMIER GNMA FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2001


      The Fund's portfolio managers are Michael Hoeh, Ronald Deonarain and Gerald E. Thunelius.